Summary of significant accounting policies - Guarantee liabilities and Financial guarantee derivative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Guarantee liabilities and Financial guarantee derivative
Guarantee liabilities	$ 3,039,517	¥ 20,898,201	$ 79,291,548	¥ 545,169,033	¥ 100,661,452	¥ 9,695,027
ZhongAn
Guarantee liabilities and Financial guarantee derivative
Period for compensation in case of default by borrowers	2 days
Xiaoying Housing Loan
Guarantee liabilities and Financial guarantee derivative
Guarantee liabilities	$ 232,780	¥ 1,600,482	$ 1,263,759	¥ 8,688,973	¥ 7,298,609	¥ 5,820,087